Sensitivity analysis (Tables)	12 Months Ended
Dec. 31, 2020
Sensitivity analysis
Schedule of sensitivity analysis

					Impacts on income statement							Impacts on statement of comprehensive income
					Scenarios II and III							Scenarios II and III
Risk factor	Quotation at December 31, 2020	Cash and cash equivalents and financial investments	Loans and financings	Derivative financial instruments	Changes from 2020		Scenario I	-25%	-50%	+25%	+50%	Scenario I	-25%	-50%	+25%	+50%
Foreign exchange rates
BRL	5.1967	205,466	445,783	892	(0.54)%		537	21,566	43,133	(21,566)	(43,133)	229	10,570	21,140	(10,570)	(21,140)
EUR	1.2273	3,021	—	—	(3.85)%		(116)	(755)	(1,510)	755	1,510	—	—	—	—	—
PEN	3.6224	45,890	2,775	—	3.79%		1,636	(10,779)	(21,557)	10,779	21,557	—	—	—	—	—
CAD	1.2750	1,373	—	—	(1.92)%		—	—	—	—	—	(26)	(343)	(687)	343	687
NAD	14.6960	1,956	—	—	12.05%		—	—	—	—	—	236	(489)	(978)	489	978

Interest rates
BRL - CDI	1.90%	205,407	156,927	892	1	bps	4,085	5,850	12,146	(5,441)	(10,509)	—	—	—	—	—
USD - LIBOR	0.23%	—	238,792	3,796	7	bps	(208)	(246)	(495)	243	483	(0)	(1)	(2)	1	2

Price - commodities
Zinc	2,723	—	—	4,214	(13.71)%		6,321	11,522	23,044	(11,522)	(23,044)	(891)	(1,625)	(3,249)	1,625	3,249